Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per Share
Schedule of computation of basic and diluted earnings/(loss) per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31 (in thousands):

	2022	2021	2020
Numerator:
Net income	$559,210	$1,052,841	$153,550
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,482	20,345	23,589
Effect of dilutive securities:
Dilutive effect of non-vested shares	19	239	216
Diluted weighted average common shares outstanding	20,501	20,584	23,805